STOCK OPTION RESERVE	12 Months Ended
Mar. 31, 2022
STOCK OPTION RESERVE

NOTE 18. STOCK OPTION RESERVE

(a)	The following table provides the activity for the Company’s stock option reserve for the years ended March 31, 2022 and 2021:

	Years Ended March 31,
	2022		2021
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of year	$11,468	$7,977	$10,618	$58
Share-based compensation expense	191	8,951	850	7,977
Expiration of unexercised stock options	–	–	–	(58)
Balance, end of year	$11,659	$16,928	$11,468	$7,977

Stock Options

The Board of Directors of the Company (the "Board") established a stock option plan (the "2013 Option Plan") under which options to acquire ordinary shares of the Company are granted to directors, employees and consultants of the Company. The maximum number of ordinary shares issuable under the 2013 Option Plan shall not exceed 10% of the total number of issued and outstanding ordinary shares, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. If a stock option was surrendered, terminated or expired without being exercised, the ordinary shares reserved for issuance pursuant to such stock option were available for new stock options granted under the 2013 Option Plan. The options vest on a schedule determined by the Board of Directors, generally over two to four years, and expire after five years.

As of March 31, 2019, the Board decided to discontinue the 2013 Option Plan and during the year ended March 31, 2021, 2,980 outstanding options issued under the plan expired unexercised and no options remained outstanding under the 2013 Option Plan.

On June 25, 2020, at the annual meeting of shareholders, the Company’s new incentive stock option plan (the “2020 Stock Option Plan”) was approved, which authorized the directors to fix the option exercise price and to issue stock options under the plan as they see fit. The Company's 2020 Stock Option Plan is a 10% rolling stock option plan under which the directors are authorized to grant up to a maximum of 10% of the issued and outstanding ordinary shares on the date of grant.

Effective January 13, 2021, the Company amended and restated its 2020 Stock Option Plan to permit the grant of additional types of equity compensation securities, including restricted stock units and dividend equivalent rights (the "2021 Equity Incentive Plan"). The aggregate number of equity securities, which may be issued under the 2021 Equity Incentive Plan has not been changed.  Pursuant to the 2021 Equity Incentive Plan, on January 13, 2021, the Company granted an aggregate of 868,000 stock options exercisable at a price of US$17.75 per share, representing the closing price of the shares on the day immediately preceding the grant date, which expire on January 13, 2031 to various directors, officers and consultants of the Company. 350,000 options granted to members of the Board of Directors’ vest 1/3 on grant date, 1/3 on the first anniversary of the grant and 1/3 on the second anniversary of the grant. 518,000 options granted to consultants (one of whom is also a director) vest 1/3 on each of the first three anniversaries of the date of grant.

Additionally, the Company granted 243,000 restricted stock units on January 13, 2021, with a fair value of $17.75 per share, which was the closing price on the day immediately preceding the grant date. The restricted stock units vested on the date of grant, but underlying shares cannot be sold until one of four conditions are met.  In accordance with IFRS 2, “Share-based Payment,” the Company recognized compensation expense of $4.3 million in the year ended March 31, 2021, in connection with the RSU grants.

Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

On January 19, 2022, the Board of Directors unanimously approved the Amended and Restated 2021 Equity Incentive Plan (the “Amended and Restated 2021 Equity Incentive Plan”). The Amended and Restated 2021 Equity Incentive Plan provides for:

(1)	An increase of aggregate number of shares available for awards to 2,001,812, which is equal to 15% of the issued and outstanding common shares in the capital of the Company as of January 19, 2022 subject to discretionary annual increases (on a cumulative basis) as may be approved by the Board in future years by a number of shares not to exceed an additional five percent (5%) of the aggregate number of shares then outstanding;

(2)	The authorization of incentive stock options (should shareholder approval be sought and obtained) under the Amended and Restated 2021 Equity Incentive Plan; and

(3)	The provision of dividend equivalent rights to be issued when authorized.

Pursuant to the Amended and Restated 2021 Equity Incentive Plan, on January 19, 2022, the Company granted an aggregate of 302,000 stock options exercisable at a price of US$10.22 per share, representing the average price of the shares on the day of grant (January 19, 2022), which expire on January 19, 2032 to various directors, officers and consultants of the Company. A total of 13,800 of the 302,000 stock options were granted to two members of the Board of Directors’ and vest on the first anniversary of the date of the grant. The balance of 288,200 stock options were granted to employees (one of whom is also a director), and a consultant, which vest ratably on each of the first four annual anniversaries of the date of the grant.

Additionally, the Company granted 135,740 restricted stock units to employees (one of whom is also a director) on January 19, 2022, with a fair value of US$10.22 per share, representing the average price of the shares on the day of grant (January 19, 2022). The restricted stock units were fully vested and nonforfeitable as of the date of the grant and will expire on January 19, 2032.

On February 15, 2022, James Mellon, Linda Kozick and Mark Simon were appointed to the Board of Directors. Mr. Mellon owned approximately 23.9% of the Company’s outstanding shares at that date. Additionally, Mr. Mellon had previously served as a member of the Board of Directors from 2016 to August 14, 2020. On February 15, 2022, in connection with the appointments, each of these directors were granted 13,800 non-incentive stock options, which vest ratably monthly over a three-year period. The options have an exercise price of $8.59 per share, the average price of the stock on February 15, 2022, the day immediately preceding the grant date, and will expire, if unexercised, on February 15, 2032.

In January 2019, iOx, a subsidiary of SalvaRx, was acquired by the Company as part of the SalvaRx Acquisition.  Accordingly, the 2,599 stock options to acquire common shares of iOx (the “Acquired Options”) with an exercise price of £120 ($152.84) per common share, outstanding under the iOx stock option plan (“iOx Option Plan”) have been acquired by the Company.  At the Acquisition Date, 1,643 of the stock options, with a fair value at the Acquisition Date of $7.4 million, are fully vested and recorded in non-controlling interest with a corresponding increase to goodwill (see Note 11, “Goodwill”).  Additionally, the fair value of the remaining 956 unvested stock options was $4.3 million and is being recorded as compensation expense over the remaining 3-year vesting period.

Following are the weighted average assumptions used in the calculation of the fair value of the vested and unvested options on the Acquisition Date, with respect to the iOx Option Plan:

Assumption	Vested Options
Grant Date	November 28, 2016
Risk free interest rate	2.6%
Expected dividend	Nil 0
Expected volatility	80%
Expected life	1.3 years
Fair value of iOx stock	US$4,630.35

Following are the weighted average assumptions used in connection with the January 13, 2021 option grant, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Vested Options	Unvested Options
Risk free interest rate	0.48%	0.48%
Expected dividend	Nil 0	Nil 0
Expected volatility	139%	144%
Expected life	5.5 years	6.0 years
Fair value of Portage stock	US$16.66	US$17.11

Following are the weighted average assumptions used in connection with the January 19, 2022 option grant, with respect to the

Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.09%
Expected dividend	Nil 0
Expected volatility	116%
Expected life	6.2 years
Fair value of Portage stock	US$8.74

Following are the weighted average assumptions used in connection with the February 15, 2022 option grant, with respect to the

Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	1.99%
Expected dividend	Nil 0
Expected volatility	111%
Expected life	6.0 years
Fair value of Portage stock	US$7.20

(b)	The movements in the number of options issued for the years ended March 31, 2022 and 2021were:

	PBI Amended and Restated 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2022	2021	2022	2021	2022	2021
Balance, beginning of year	868,000	–	–	2,980	1,924	2,599
Granted	343,400	868,000	–	–	–	–
Expired or forfeited	(60,000)	–	–	(2,980)	(649)	(675)
Balance, end of year	1,151,400	868,000	–	–	1,275	1,924
Exercisable, end of year	405,997	116,666	–	–	1,275	1,604

The Board discontinued the 2013 Option Plan in fiscal 2019.

(c)	The following are the weighted average exercise price and the remaining contractual life for outstanding options by plan as of March 31, 2022 and 2021:

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	As of March 31,		As of March 31,
	2022	2021	2022	2021
Weighted average exercise price	$15.47	$17.75	$157.60	$165.20
Weighted average remaining contractual life (in years)	9.10	9.79	0.05	0.95

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price on the date of the grants for all options outstanding as of March 31, 2022 and March 31, 2021.

The Company recorded approximately $8.9 million and $8.0 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the years ended March 31, 2022 and 2021, respectively. The Company expects to record additional share-based compensation expense of approximately $6.3 million through January 2026 with respect to the Amended and Restated 2021 Equity Incentive Plan. Additionally, the intrinsic value of the stock options granted under the Amended and Restated 2021 Equity Incentive Plan was nil at March 31, 2022.

The Company recorded approximately $0.2 million, $0.9 million and $2.2 million of share-based compensation expense related to the iOx stock option plan for the years ended March 31, 2022, 2021 and 2020, respectively. As of March 31, 2022, the Company’s iOx stock option plan was fully vested. Additionally, the intrinsic value of the iOx stock options was approximately $0.1 million at March 31, 2022, all of which is associated with vested exercisable options.